Acquisition of H Halston Trademarks (Details) - H Halston brands [Member]	12 Months Ended
Dec. 31, 2014 USD ($)
Total acquisition price	$ 28,124,000
Non-compete agreement [Member]
Total acquisition price	562,000
Trademarks [Member]
Total acquisition price	$ 27,562,000